Acquisition of Q Chip Limited (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of details of the fair value of identifiable assets and liabilities acquired, purchase consideration and goodwill

The goodwill recognised will not attract a tax deduction.

Fair value
£’000
Identifiable intangible assets:
Product and marketing rights	2,512
Stock	231

Total net assets	(2,743)

Cash consideration	2,528
Contingent consideration*	50

Total consideration	2,578

Gain from bargain purchase on acquisition	(165)

*	The contingent consideration relates to various milestone payments which are dependent on the quarterly sales achieved in calendar years 2016 and 2017 and annual sales from 2018 to 2022 exceeding specified sales targets. The maximum amount payable was $26.0m however, the 2016 and 2017 sales targets were not achieved and management does not consider it likely that the 2018 to 2022 sales targets will be achieved either.

Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]
Statement Line Items [Line Items]
Schedule of details of the fair value of identifiable assets and liabilities acquired, purchase consideration and goodwill

The goodwill recognised will not attract a tax deduction.

Fair value
£’000
Identifiable intangible assets:
Product and marketing rights	2,512
Stock	231

Total net assets	(2,743)

Cash consideration	2,528
Contingent consideration*	50

Total consideration	2,578

Gain from bargain purchase on acquisition	(165)

*	The contingent consideration relates to various milestone payments which are dependent on the quarterly sales achieved in calendar years 2016 and 2017 and annual sales from 2018 to 2022 exceeding specified sales targets. The maximum amount payable was $26.0m however, the 2016 and 2017 sales targets were not achieved and management does not consider it likely that the 2018 to 2022 sales targets will be achieved either.

Schedule of net cash inflow	The net cash inflow in 2015 in respect of the acquisition of the subsidiary comprised:
£’000
Cash paid on completion – preferred share redemption	(422)
Net cash acquired	2,289
1,867